PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jul. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	As of July 31,
	2019	2018
Advance to employees for business development purposes (a)	$700,940	$595,397
Prepaid consulting service fees (b)	891,098	—
Prepayment for advertising services (c )	400,895	—
Security deposits for operating lease and auto license plate (d)	155,397	98,971
Advance to vendor for fixed assets purchase (e)	248,349	—
Advance to vendor for a trading platform development (f)	180,000	—
Interest receivable (g)	—	14,819
Others (h )	78,653	12,630
Total	$2,655,332	$721,817
(a)

Other receivables primarily include short-term advances to employees for business development and marketing campaign, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement. Subsequently in August 2019, approximately $284,757 (RMB1.96 million) employee advances had been collected back.

(b)

In January 2019, the Company signed a contract with Honest Smart Holdings Limited (“HSHL”) and engaged HSHL to help to identify and refer potential new customers to the Company for consulting services, and also help these customers resolve their capital funding demand. As a result, the Company prepaid approximately $0.73 million (RMB5 million) to HSHL for these consulting services, and such prepaid consulting expense is amortized over the contracted service period from January 2019 to June 30, 2020. Amortization of prepaid consulting expense for the years ended July 31, 2019, 2018, and 2017 was $282,434,  $Nil, and $Nil, respectively.

In late July 2019, the Company signed another consulting service agreement with Achievable Wisdom Limited (“AWL”) and engaged AWL to provide consulting services such as oversea capital market information collection, market research and investigation, and shell company search for related services. Total consulting service fee amounted to approximately $421,580 (HKD3.3 million), and such prepaid consulting expense is amortized over the contracted service period from July 2019 to November 2019. No amortization expense was recorded for the year ended July 31, 2019, since the agreement was signed in late July.

(c)

Prepayment for advertising services: In June 2019, the Company signed a service contract with Shenzhen Hubao Media Company (“Hubao”) and engaged with Hubao to produce media films to advertise the Company’s brand name and business. The Company prepaid approximately $400,895 (RMB2.76 million) for such advertising services. Subsequently in August 2019, the Company terminated the service agreement with Hubao and the prepaid advertising service fee of $400,895 had been fully collected back.

(d)

These amounts represent security deposit for the Company’s operating leases for its offices in Shenzhen and Hong Kong, as well as a security deposit for a vehicle license plate. Such security deposits are fully refundable.

(e)

Advance to vendor for fixed assets purchase: in July 2019, the Company purchased a used Bentley car from seller S.H.WATCH CASE & PAPTS MANUFACTURER LTD with a total purchase price of approximately $310,436 (HKD2.43 million). The Company prepaid $248,349 (HKD1.94 million) to the seller as of July 31, 2019, and will make the remaining payment when the vehicle title and license are transferred to the Company. Subsequently in November 2019, the Company obtained the vehicle title and license, and the prepayment has been reclassified as the Company’s fixed assets.

(f)

Advance to vendor for stock trading platform development: In May 2019, the Company signed a contract with vendor China Artificial Intelligence Co., Ltd. (“CAIC”) and engaged CAIC to design a stock trading platform for the Company in order to improve its future business service process and enhance its competitiveness in the market. The Company prepaid $180,000 to CAIC for the stock trading platform development. CAIC expects to deliver the platform to the Company before March 31, 2020.

(g)

Interest receivable: in connection with the Company’s loans receivable as disclosed in Note 4, the Company recorded interest receivable of $14,819 as of July 31, 2018, which had been fully collected during fiscal year 2019.

(h)

Other prepaid expenses primarily include prepayment to logistic companies for express mail services and prepaid employee housing fund, which normally are expensed when the invoices are received and reimbursed.